UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	2483 East Bayshore Road, Suite 202
		Palo Alto, CA   94303

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	650-321-4000

Signature, Place and Date of Signing:
Bradley R. Kent		Palo Alto, CA			November 13, 2002
	[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		22

Form 13F Information Table Value Total:		193,899 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER                  TITLE OF    CUSIP                  VALUE          SHARES          INV.   OTHER   VOTING AUTH
                                CLASS                              X1000                          DISC   MGR     SOLE


DUCATI MOTOR HLD ITL            COMMON      D004007                 1,922         1,223,691   N   SOLE        1,223,691
SUMMA INDUSTRIES                PREFERRED   9394690                 5,794             5,000   N   SOLE            5,000
AMERICAN DENTAL PARTNERS        COMMON      025353103              12,363         1,330,650   N   SOLE        1,330,650
ANSYS INC                       COMMON      03662Q105              15,119           877,500   N   SOLE          877,500
COMARCO INC                     COMMON      200080109               6,240         1,153,500   N   SOLE        1,153,500
DRESS BARN INC                  COMMON      261570105              27,073         1,739,900   N   SOLE        1,739,900
DUCATI MOTOR HOLDINGS S.P.      ADR         264066101               1,413            90,900   N   SOLE           90,900
AMDOCS LIMITED                  COMMON      G02602103               1,920           300,000   N   SOLE          300,000
DREW INDS INC                   COMMON      26168L205               1,376            88,500   N   SOLE           88,500
FACTSET RESEARCH SYSTEMS I      COMMON      303075105               3,505           132,000   N   SOLE          132,000
BOYDS COLLECTION LTD            COMMON      103354106              15,295         2,375,000   N   SOLE        2,375,000
WORLD FUEL SERVICES CORP        COMMON      981475106                 483            25,000   N   SOLE           25,000
INTERSTATE NATIONAL DEALER      COMMON      46102P104               3,523           613,700   N   SOLE          613,700
LEARNING TREE INTERNATIONA      COMMON      522015106              21,868         1,488,600   N   SOLE        1,488,600
LAWSON SOFTWARE INC             COMMON      520780107               3,977         1,123,400   N   SOLE        1,123,400
MAXWELL SHOE CO INC-CL A        CLASS A COMM577766108              23,205         2,044,500   N   SOLE        2,044,500
NCO GROUP INC                   COMMON      628858102              18,497         1,624,000   N   SOLE        1,624,000
NOVAMED EYECARE INC             COMMON      66986W108                 795           630,650   N   SOLE          630,650
REGIS CORP-MINN                 COMMON      758932107               5,154           182,200   N   SOLE          182,200
SKYLINE CORP                    COMMON      830830105               3,007           110,600   N   SOLE          110,600
SS&C TECHNOLOGIES INC           COMMON      85227Q100              16,812         2,114,775   N   SOLE        2,114,775
SUMMA INDS                      COMMON      86562T105               4,558           491,656   N   SOLE          491,656






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